Unaudited Interim Condensed Consolidated Balance Sheets	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	$ 198,360,543	¥ 1,351,013,825	¥ 1,313,976,706
Short-term investments	261,824,029	1,783,257,278	2,062,818,597
Accounts receivable, net	3,729,249	25,399,545	43,608,167
Prepaid services fees	12,900,501	87,864,025	77,099,153
Other receivables and prepaid expenses, net	5,406,666	36,824,250	25,333,430
Total current assets	482,220,988	3,284,358,923	3,522,836,053
NON-CURRENT ASSETS
Property, plant and equipment, net	10,409,594	70,898,705	72,799,949
Long-term investments	1,645,834	11,209,617	11,220,589
Deferred tax assets	43,532	296,489	443,086
Operating lease right-of-use assets	168,726	1,149,178	917,975
Total non-current assets	12,267,686	83,553,989	85,381,599
TOTAL ASSETS	494,488,674	3,367,912,912	3,608,217,652
CURRENT LIABILITIES
Accounts payable	4,282,930	29,170,609	35,095,201
Advance from customers	4,904,282	33,402,571	7,256,576
Other payables and accrued liabilities	91,801,104	625,248,140	644,577,300
Bank loans	4,404,704	30,000,000	30,000,000
Operating lease liabilities - current	96,020	653,986	683,961
Convertible notes payable outstanding	27,148,962	184,908,865	184,735,532
Taxes payable	3,002,728	20,451,280	18,667,238
Total current liabilities	135,640,730	923,835,451	921,015,808
OTHER LIABILITIES
Operating lease liabilities - noncurrent	67,341	458,653	240,895
Total other liabilities	3,386,268	23,063,535	22,845,777
Total liabilities	139,026,998	946,898,986	943,861,585
SHAREHOLDERS’ EQUITY
Additional paid-in capital	412,132,869	2,806,995,759	2,806,995,759
Accumulated deficit	(93,987,247)	(640,137,745)	(554,663,713)
Statutory reserves	2,921,267	19,896,456	20,868,471
Accumulated other comprehensive loss	(14,131,272)	(96,246,678)	(64,543,388)
Total WiMi Hologram Cloud Inc. shareholders’ equity	306,972,803	2,090,761,063	2,208,910,400
NONCONTROLLING INTERESTS	48,488,873	330,252,863	455,445,667
Total equity	355,461,676	2,421,013,926	2,664,356,067
Total liabilities and shareholders’ equity	494,488,674	3,367,912,912	3,608,217,652
Class A Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	1,923	13,095	13,095
Class B Ordinary Shares
SHAREHOLDERS’ EQUITY
Ordinary shares, value	35,263	240,176	240,176
Related Party
OTHER LIABILITIES
Amount due to related party – noncurrent	$ 3,318,927	¥ 22,604,882	¥ 22,604,882